Consolidated Statements of Changes in Shareholders`Equity - USD ($) $ in Millions		Total	Common Shares [member]	Preference Shares [member]	Paid-in surplus and retained earnings [member]	Currency translation adjustment [member]	Hedge reserve [member]	Other [member]
Beginning balance at Dec. 31, 2018	[1]	$ 704.7	$ 9.1	$ 92.9	$ 542.9	$ 72.1	$ (15.1)	$ 2.7
Net income/(loss) for the period	[1]	7.6			7.6
Other comprehensive income (loss)	[1]	(40.0)				(20.6)	(2.7)	(16.7)
Comprehensive loss	[1]	(32.4)			7.6	(20.6)	(2.7)	(16.7)
Share-based payments	[1]	0.2			0.2
Ending balance at Dec. 31, 2019	[1]	672.5	9.1	92.9	550.7	51.5	(17.8)	(13.9)
Net income/(loss) for the period	[1]	(289.4)			(289.4)
Other comprehensive income (loss)	[1]	100.2				114.9	(13.4)	(1.3)
Comprehensive loss	[1]	(189.2)			(289.4)	114.9	(13.4)	(1.3)
Share-based payments	[1]	0.3			0.3
Ending balance at Dec. 31, 2020	[1]	483.7	$ 9.1	$ 92.9	261.6	166.4	(31.2)	(15.2)
Net income/(loss) for the period	[1]	7.5			7.5
Other comprehensive income (loss)	[1]	(62.7)				(77.1)	(0.4)	14.9
Comprehensive loss	[1]	(55.2)			7.5	(77.1)	(0.4)	14.9
Share-based payments	[1]	9.5			9.5
Conversion Of Preferred Stock Value Shares	[1]		7.4	(92.9)
Conversion Of Preferred Stock Value	[1]	0.0			85.5
IssueOfEquityShare	[1]		2.9
Issue of equity	[1]	498.3			495.4
Transaction costs	[1]	(30.5)			(30.5)
Settlement of share-based payments	[1]	(6.6)			(6.6)
Reclassification to cash-settled share-based payments	[1]	(2.8)			(2.8)
Ending balance at Dec. 31, 2021	[1]	$ 896.3	$ 19.5	$ 0.0	$ 819.5	$ 89.3	$ (31.6)	$ (0.4)

[1]	The notes are an integral part of these consolidated financial statements.